SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

Since the reporting date, the following significant events have occurred:

1.	On July 3, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 665,354 from 609,640. Thereafter, the Company granted an aggregate of 50,714 restricted stock units and 5,000 stock options to certain consultants, employee and advisors to the Company.

2.	On July 3, 2025, the Company issued 79,286 Ordinary Shares to certain consultants and debt providers.

3.	On July 3, 2025, the last scheduled instalment payment an amount of $2,125 relating to the RBW May 7, 2025 agreement was received. During the period after balance sheet day RBW May exercised the embedded conversion option in full. As a result, the Company issued to RBW an aggregate amount of 829,934 ordinary shares.

4.	On August 1, 2025, the Company signed a Securities Purchase Agreement (the “August RBW Agreement”) with Secure Net Capital LLC and Target Capital 16 LLC (the “Selling Stockholders”) to sell a promissory note (the “August RBW Note”) for up to $11.0 million in gross proceeds, pending certain conditions.

The August RBW Purchase Price shall be paid as follows: $3,000 at the First Closing (August 4, 2025), $3,000 at the Second Closing before the First Form F-1, $2,500 at the Third Closing upon the Third Closing Triggering Event, and $2,500 at the Fourth Closing before the Second Form F-1.

The Company will register Ordinary Shares for resale from the August RBW Note at the First Closing and Second Closing and file a Registration Statement (First Form F-1) within ten (10) business days post-First Closing. The “Third Closing Triggering Event” occurs when the Stockholders convert all amounts owed under the Note and file a second registration statement for the Third and Fourth Closings.

If the Selling Stockholders do not fully convert their Notes from the First and Second Closings, they are not required to fund the Third and Fourth Closings.

The Company intends to use the net proceeds (after fees and issuance expenses) for working capital, corporate purposes, and to reduce existing liabilities.

RBW acted as the placement agent, while Aegis Capital Corp served as the exclusive advisor. The aggregate principal amount of the Notes is up to $13,750, with a 20% original issue discount, maturing on August 1, 2026.

Stockholders can convert outstanding amounts into Ordinary Shares at a conversion price of the greater of $0.332 or 85% of the lowest volume-weighted average price during the preceding seven (7) trading days. Conversions are capped to ensure each Stockholder owns less than 4.99% of Ordinary Shares.

The Company cannot sell equity during the Note’s term without Selling Stockholders’ consent, subject to exceptions.

Standard Events of Default apply, allowing acceleration of the Note’s principal. If an Event of Default occurs, the principal amount increases by 20%, and interest accrues at 20% per annum.

On July 30, 2025, the Company engaged RBW as the placement agent, agreeing to pay an 8.0% cash fee on gross proceeds plus expenses. RBW is also entitled to fees for financing activities involving introduced investors within 12 months of post-Engagement Letter expiration.

During the month of August 2025, RBW funded the Company with the First and Second Closings, total of $6,000 (before fees and issuance expenses).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

5.	On August 7, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 7:1 under the symbol “SMX,” with a new CUSIP number of G8267K2174 and the new ISIN code IE000TB5RTG4. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 9 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000041 to $0.000000000000287. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2025, financial statements are presented post this reverse stock split.

6.	On August 26, 2025, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 7,795,354 from 665,354. Thereafter, the Company granted an aggregate of 5,630,000 restricted stock units and 1,500,000 stock options to its executive officers and directors, and certain consultants, employee and advisors to the Company.

7.	On August 26, 2025, the Company issued 500,000 Ordinary Shares to debt providers and 100,000 stock options to a certain consultant (not part of the 2022 Incentive Equity Plan).

8.	On October 23, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 10.89958:1 under the symbol “SMX,” with a new CUSIP number of G8267K182 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 15.5 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000000000287 to $0.00000000000312817946. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split.

9.	On November 18, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 8:1 under the symbol “SMX,” with a new CUSIP number of G8267K307 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 8.4 million to approximately 1.05 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000312817946 to $0.00000000002502543568 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split.

10.	On February 17, 2026, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.8828125:1 under the symbol “SMX,” with a new CUSIP number of G8267K406 and the new ISIN code IE000B5COQZ5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 10.67 million to approximately 2.18 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000002502543568 to $0.00000000012219451015625 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2025, financial statements are presented post this reverse stock split.

NOTE 28 - SUBSEQUENT EVENTS:

Since the reporting date the following significant events have occurred:

1.	On December 30 and 31, 2024, some of the option warrant A holders as part of the September 11, 2024 Aegis transaction submitted an exercise instruction to convert the option warrants into shares, in exchange for an exercise addition of $1,510, which was transferred to the Company’s bank account only on January 2, 2025. The company had no technical ability to withdraw from its obligation to issue the shares once the exercise notice was received from the warrant holders and recorded the proceeds towards Other Current assets.

2.	After balance sheet date and until the date of the authorization of these financial statements the Company repaid $250 of the Bridge Loans and $185 of the Promissory Note.

3.	On February 21, 2025, the Company filed a “shelf” registration statement on Form F-3 with the U.S. Securities and Exchange Commission, registering for sale from time to time, up to $45,000 of any combination of the securities described in the Form F-3, either individually or in units. The Company may also offer ordinary shares or preferred shares upon conversion of debt securities, ordinary shares upon conversion of preferred shares, or ordinary shares, preferred shares or debt securities upon the exercise of warrants or rights.

4.	On February 24, 2025, the Company amended its 2022 Incentive Equity Plan (the “Incentive Plan”), to increase the number of authorized Ordinary Shares under the Incentive Plan to 2,396,668 from 111,668 (the “Amendment”). As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the Amendment without stockholder approval. Thereafter, the Company granted an aggregate of 1,215,000 restricted stock units and 1,070,000 stock options to its executive officers and directors, and to certain consultants and advisors to the Company.

5.	On March 17, 2025, the Company amended its 2022 Incentive Equity Plan (the “Incentive Plan”), to increase the number of authorized Ordinary Shares under the Incentive Plan to 2,531,668 from 2,396,668 (the “Amendment”). As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the Amendment without stockholder approval. Thereafter, the Company granted 135,000 half immediately and half vested on June 1, 2025, stock options to certain consultants and advisors to the Company.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 28 - SUBSEQUENT EVENTS (CONT.):

6.	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates with the name and style of “SMX Circular Economy FZCO”.

7.

On March 28, 2025, the Company entered into a Securities Purchase Agreement to issue and sold to 1800 Diagonal a promissory note, for gross proceeds to the Company of $295.5, before deducting fees and other offering expenses payable by the Company. The promissory note is in the principal amount of $257, which includes an original issue discount of $38.5. A one-time interest charge of 12%, in the amount of $30.8 was applied to the principal. The maturity date of the promissory note is March 30, 2026. The accrued, unpaid interest and outstanding principal, subject to adjustment, shall be paid in five payments as follows: (1) on September 30, 2025, $163; (2) on October 30, 2025, $27.2; (3) on November 30, 2025, $27.2; (4) on December 30, 2025, $27.2; (5) on January 30, 2026, $27.2; (5) on February 28, 2026, $27.2, and (5) on March 30, 2026, $27.2. Through September 30, 2025, the Company may prepay the promissory note in full at a 2% discount. The promissory note contains customary Events of Default for transactions similar to the transactions contemplated by the Purchase Agreement and the Note. In the event of an Event of Default, (i) the promissory note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the promissory note may be converted into Ordinary Shares of the Company at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the promissory note so the investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. The investor shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion. The Purchase Agreement contains customary representations and warranties made by each of the Company and the investor. The Company is subject to customary indemnification terms in favor of the Investor and its affiliates and certain other parties. The Company paid legal and due diligence fees in the amount of $7.0 in relation to the transactions contemplated by the Purchase Agreement.

8.

On May 2, 2025, the Company’s shareholders approved the subdivision of its ordinary shares into 1 ordinary share of $0.00000000000001 par value with the same rights as each current ordinary share, and 470,250,014,886,351 new deferred shares of US$0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.

9.	After the balance sheet date and until May 6, 2025, the Company issued to Alpha all agreed Ordinary Shares as follows: an aggregate of 972,248 Ordinary Shares upon conversions of the Alpha April Note, and thereafter issued 408,551 additional Ordinary Shares under the Alpha April Note pursuant to a settlement agreement dated April 2, 2025, with Alpha. Further, the Company issued an aggregate of 543,644 Ordinary Shares to Alpha pursuant to conversion in full of the Alpha July Note. See also notes 8.C, 8.D and 8.F.

10.	On May 9, 2025, the Company informed Alpha of the termination of the SPA (See note 10)

11.	On May 8, 2025, the Company entered into Securities Purchase Agreements for the issuance of convertible promissory note to an institutional investor, RBW Capital Markets LLC (the “RBW”), as follows: Unsecured note in the principal amount of $6,875, and purchase price (cash in) amount of $5,500, before transaction cost for legal and agents fees in the amount of $855. The RBW note carries an original issue discount (OID) of 20%, bears 0% interest per year. RBW has the right to convert the outstanding principal into Company Ordinary Shares at a 15% discount based on the lowest daily weighted average price during the 7 trading days before immediately prior to the date of the conversion. As of the date of this report, the Company was funded with $1,375.

12.

On May 13, 2025 and effective March 31, 2025, the Company entered into an Amendment #2 to Promissory Note (“Second Amendment”) and an Amendment #2 to Senior Note (“Senior Note Second Amendment”) with PMB. The Second Amendment and the Senior Note Second Amendment amended the maturity date of the Senior Promissory Notes to November 30, 2025 and amended the interest rates of the Senior Promissory Notes to 18% per annum. In addition, all accrued and unpaid interest was capitalized and added to the principal of the applicable Senior Promissory Note.

13.	On June 16, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.1:1 under the symbol “SMX,” with a new CUSIP number of G8267K 166 and the new ISIN code IE000B8AU702. Approved by shareholders and Board of Directors on April 15, 2025, this reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 4 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares was increased from $0.00000000000001 to $0.000000000000041. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split. See also note 22.

14.	On August 7, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 7:1 under the symbol “SMX,” with a new CUSIP number of G8267K174 and the new ISIN code IE000TB5RTG4. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 7 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 9 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000000000041 to $0.000000000000287. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split. See note 22.

15.	On October 23, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 10.89958:1 under the symbol “SMX,” with a new CUSIP number of G8267K182 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 15.5 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000000000287 to $0.00000000000312817946. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split. See note 22.

16.	On November 18, 2025, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 8:1 under the symbol “SMX,” with a new CUSIP number of G8267K307 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 8.4 million to approximately 1.05 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000312817946 to $0.00000000002502543568 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split. See note 22.

17.	On February 17, 2026, after the balance sheet date, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.8828125:1 under the symbol “SMX,” with a new CUSIP number of G8267K406 and the new ISIN code IE000B5COQZ5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 10.67 million to approximately 2.18 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000002502543568 to $0.00000000012219451015625 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these December 31, 2024, financial statements are presented post this reverse stock split. See note 22.